Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Jueguang Wang	Immediate family member of Jueqin Wang
Meiling Wang	Immediate family member of Jueqin Wang
Bing Zhang	Principal shareholder of the Company

Schedule of Net Outstanding Balances with Related Parties	Net outstanding balances with related parties consisted of the following as of March 31, 2024 and September 30, 2023:
Accounts	Name of related parties	March 31, 2024	September 30, 2023
Advances to suppliers	Taizhou Huadi Material Technology Co.	$1,008,567	$-
Accounts payable	Taizhou Huadi Industrial Ltd.	-	3,692,394
Advances from customers	Taizhou Huadi Material Technology Co.	-	385,605
Advances from customers	Wenzhou Maituo International Trade Ltd.	-	623,629
Advances from customers	Huashang Micro Finance Co.	20,054	6,462
Due to related parties – noncurrent portion	Jueqin Wang	(300,236)	(317,680)